Note 2 - Summary of Significant Accounting Policies - Fair Value Measurements Using Significant Level III Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants [Member]
Balance	$ 1,919	$ 953	$ 509	$ 40,585	$ 16,347
Issuance (exercise) of warrants, net	3,982	444	216	2,712	4,384
Change in fair value	(1,423)	522	228	11,665	(19,897)
Balance	4,441	1,919	953	509	40,585
Exercise/Expiration of warrants	(37)
Derivative Financial Instruments, Liabilities [Member]
Balance	5,192	3,685	2,348
Issuance (exercise) of warrants, net				1,019
Change in fair value	3,484	1,507	1,337	(2,761)
Balance	8,676	$ 5,192	$ 3,685	$ 2,348
Exercise/Expiration of warrants